Debt (Tables)	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balances on each loan facility as at March 31, 2017 and December 31, 2016 were as follows:

	As at
	Mar 31, 2017	Dec 31, 2016
Facility I ("NIBC Bank Facility")	9,950,000	10,305,000
Facility II ("CACIB Bank Facility")	36,200,000	36,900,000
Facility III (“ABN/DVB/NIBC Joint Bank Facility”)	198,191,457	204,090,550
Facility IV (“Nordea/SEB Joint Bank Facility”)	140,084,536	142,688,402
Facility V (“ABN AMRO Facility”)	68,569,783	70,282,505
Total debt	452,995,776	464,266,457
Deferred Finance Fees	(10,471,960)	(11,053,351)
Net total debt	442,523,816	453,213,106
Current portion of long-term debt	44,056,636	44,313,149
Current portion of deferred finance fees	(2,481,494)	(2,485,669)
Total current portion of long-term debt	41,575,142	41,827,480
Non-current portion of long-term debt	400,948,674	411,385,626

Schedule of minimum Repayments under Loan Facilities
Future scheduled minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Mar 31, 2017
2017	33,042,468
2018	42,556,624
2019	42,056,620
2020	42,056,620
2021	44,359,890
2022	194,934,920
2023	53,988,634
452,995,776